Equity Incentive Plan - Summary of Stock Option Activity (Detail) - Groop Internet Platform Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options, Outstanding at the beginning of the period	18,097,815	13,841,065
Number of options, Granted	743,156	5,152,687
Number of options, Exercised	(603,914)	(167,315)
Number of options, Forfeited	(45,537)	(728,622)
Number of options, Outstanding at the end of the period	18,191,520	18,097,815	13,841,065
Number of options, Exercisable at the end of the period	11,847,077	11,161,876
Weighted average exercise price, Outstanding at the beginning of the period	$ 0.80	$ 0.61
Weighted average exercise price, Granted	8.21	1.37
Weighted average exercise price, Exercised	1.32	0.56
Weighted average exercise price, Forfeited	1.33	1.22
Weighted average exercise price, Outstanding at the end of the period	1.08	0.80	$ 0.61
Weighted average exercise price, Exercisable at the end of the period	$ 0.56	$ 0.52
Weighted average remaining contractual term (in years)	6 years 6 months 25 days	6 years 9 months 3 days	7 years 4 months 13 days
Weighted average remaining contractual term (in years) Exercisable at the end of the period	5 years 4 months 24 days	5 years 6 months 3 days
Aggregate intrinsic value, Outstanding	$ 178,736	$ 134,094	$ 10,655
Aggregate intrinsic value, Exercisable at the end of the period	$ 122,569	$ 85,856